PREPAID EXPENSES AND OTHER ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	The Company's prepaid expenses and other assets consisted of the following at September 30, 2015 and December 31, 2014, respectively:

Category	September 30, 2015	December 31, 2014

Prepaid Insurance	$23,228	$44,101
Subscriptions	6,709	24,050
Vendor Prepayments	53,465	103,044
Deferred Charges	163,603	98,953

Total Prepaid Expenses and Other Assets	$247,005	$270,148
The Company's prepaid expenses and other assets at December 31, consisted of the following:

	December 31,
Category	2014	2013

Prepaid Insurance	$44,101	$37,910
Subscriptions	24,050	14,859
Vendor Prepayments	103,044	63,804
Deferred Charges	98,953	-

Total Prepaid Expenses and Other Assets	$270,148	$116,573